Income Taxes (Schedule Of The (Benefit) Provision For Income Taxes Attributable To Earnings From Operations) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Income Taxes [Abstract]
Current: Federal					$ 6.3		$ 14.1	$ 3.8
Current: State					1.1		3.5	4.4
Current: Foreign					19.5		18.5	50.8
Current: Total current provision					26.9		36.1	59.0
Deferred: Federal					(68.9)		(12.3)	(7.1)
Deferred: State					(7.1)		0.6	0.6
Deferred: Foreign					(3.1)		(11.8)	(29.9)
Total deferred provision (benefit)			$ (15.5)	$ (24.5)	(79.1)	$ 0.9	(23.5)	(36.4)
Total income tax provision (benefit)	$ 6.5	$ 19.8	$ 16.9	$ 32.6	$ (52.2)	$ (0.4)	$ 12.6	$ 22.6
Effective income tax rate	175.70%	60.20%	23.60%	27.30%	160.60%		9.40%	(42.20%)